GOODWILL	6 Months Ended
Sep. 30, 2025
GOODWILL
GOODWILL

NOTE 6 – GOODWILL

Goodwill consisted of the following as of September 30, 2025 and March 31, 2025:

	As of September 30,	As of March 31,
	2025	2025
Goodwill, gross (Note 12)	$20,876,787	$20,876,787
Less: impairment	(3,376,186)	(3,376,186)
Goodwill, net	$17,500,601	$17,500,601

The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of E-commerce sales and developing AI-powered applications

The Company assessed qualitative factors and performed the quantitative impairment test. As of September 30, 2025 and March 31, 2025, the Company recognized impairment amounted to $3,376,186 and $3,376,186, respectively.